Principles of consolidation (Tables)	12 Months Ended
Dec. 31, 2025
Principles Of Consolidation
Schedule of ownership percentages

	Percentage of shares		Company Controls	Headquarter	Functional Currency	Activities
	2025	2024
Subsidiaries
Nexa Recursos Minerais S.A. - "NEXA BR"	100	100	Directly	Brazil	Real – BRL	Mining / Smelting
Nexa Resources Cajamarquilla S.A. - "NEXA CJM"	99.91	99.91	Directly	Peru	US Dollar - USD	Smelting
Nexa Resources US. Inc.	100	100	Directly	United States	US Dollar – USD	Trading
Exploraciones Chimborazo Metals & Mining	100	100	Directly	Ecuador	US Dollar – USD	Holding and others
L.D.O.S.P.E. Geração de Energia e Participações Ltda. – “L.D.O.S.P.E."	100	100	Indirectly	Brazil	Real – BRL	Energy
L.D.Q.S.P.E. Geração de Energia e Participações Ltda. – "L.D.Q.S.P.E."	100	100	Indirectly	Brazil	Real – BRL	Energy
L.D.R.S.P.E. Geração de Energia e Participações Ltda. – "L.D.R.S.P.E."	100	100	Indirectly	Brazil	Real – BRL	Energy
Mineração Santa Maria Ltda. (i)	100	99.99	Indirectly	Brazil	Real – BRL	Mining projects
Pollarix S.A. - "Pollarix" (ii)	33.33	33.33	Indirectly	Brazil	Real – BRL	Energy
Karmin - Holding Ltda.	100	100	Indirectly	Brazil	Real - BRL	Holding and others
Mineração Rio Aripuaña Ltda.	100	100	Indirectly	Brazil	Real – BRL	Holding and others
Votorantim Metals Canada Inc.	100	100	Indirectly	Canada	Canadian dollar – CAD	Holding and others
Nexa Resources El Porvenir S.A.C.	99.99	99.99	Indirectly	Peru	US Dollar – USD	Mining
Nexa Resources Perú S.A.A. - "NEXA Peru"	83.37	83.37	Indirectly	Peru	US Dollar – USD	Mining
Votorantim Internacional CSC S.A.C. (iii)	100	-	Indirectly	Peru	US Dollar – USD	Others
Nexa Resources Atacocha S.A.A. - "NEXA Atacocha" (iv)	83.00	86.65	Indirectly	Peru	US Dollar – USD	Mining
Nexa Resources UK Ltd. - "NEXA UK"	100	100	Indirectly	United Kingdom	US Dollar – USD	Mining
Nexa Energy Comercializadora de Energia Ltda.	100	100	Indirectly	Brazil	Real – BRL	Energy
Associates
Campos Novos Energia S.A. - "Enercan"	22.44	22.44		Brazil	Real – BRL	Energy

(i) During 2025, one (1) share was transferred free of charge from Votorantim S.A. to Nexa Recursos Minerais S.A. As a result of this transaction, Nexa Recursos Minerais S.A. came to hold 100% of the share capital of Mineração Santa Maria Ltda.

(ii) Nexa, through its wholly owned subsidiary NEXA BR, holds 100% of the common shares of Pollarix, representing 33% of the total shares outstanding, which carry all voting rights. Auren, a subsidiary of VSA, holds 100% of the preference shares outstanding, representing 67% of the total shares outstanding, which entitles it to receive dividends 93% higher than the amount received by the common shareholder.

(iii) In January 2025, the subsidiary Nexa Peru acquired 100% of the equity interest in a new subsidiary, Votorantim CSC S.A.C., a provider of shared administrative, tax, and accounting services, from its majority shareholder Votorantim S.A. The acquisition included a net asset value of USD 949, with a purchase price of USD 924, resulting in a gain of USD 25 recognized in profit or loss. The transaction had a net positive cash effect of USD 997, calculated as the difference between the cash and cash equivalents of the acquired subsidiary and the amount paid at the acquisition date.

(iv) For further details about this change refer to note 30 (h).